Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Centro de Compensación Automatizado S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	$ 10,501	$ 5,087
Non-current assets	2,746	3,463
Total Assets	13,247	8,550
Current liabilities	2,126	1,947
Non-current liabilities	393	139
Total Liabilities	2,519	2,086
Equity	10,728	6,464
Minority interest
Total Liabilities and Equity	13,247	8,550
Associate’s revenue and profit
Operating income	5,675	3,384
Operating expenses	(2,377)	(2,229)
Other income (expenses)	87	(13)
Gain before tax	3,385	1,142
Income tax	(757)	(261)
Income after income taxes	2,628	881
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	5,259	6,019
Non-current assets	2,310	1,353
Total Assets	7,569	7,372
Current liabilities	836	769
Non-current liabilities	95	313
Total Liabilities	931	1,082
Equity	6,638	6,290
Minority interest
Total Liabilities and Equity	7,569	7,372
Associate’s revenue and profit
Operating income	3,898	3,386
Operating expenses	(3,653)	(3,348)
Other income (expenses)	134	159
Gain before tax	379	197
Income tax	13	(4)
Income after income taxes	392	193
Sociedad Operadora de Tarjetas de Crédito Nexus S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets		9,586
Non-current assets		21,561
Total Assets		31,147
Current liabilities		7,951
Non-current liabilities		5,521
Total Liabilities		13,472
Equity		17,675
Minority interest
Total Liabilities and Equity		31,147
Associate’s revenue and profit
Operating income		49,944
Operating expenses		(49,699)
Other income (expenses)		(304)
Gain before tax		(59)
Income tax		75
Income after income taxes		16
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	108	113
Non-current assets	6,567	4,961
Total Assets	6,675	5,074
Current liabilities	358	263
Non-current liabilities
Total Liabilities	358	263
Equity	6,317	4,811
Minority interest
Total Liabilities and Equity	6,675	5,074
Associate’s revenue and profit
Operating income	10	15
Operating expenses	(43)	(57)
Other income (expenses)	1,208	903
Gain before tax	1,175	861
Income tax
Income after income taxes	1,175	861
Redbanc S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	12,006	7,047
Non-current assets	16,404	16,366
Total Assets	28,410	23,413
Current liabilities	9,490	7,688
Non-current liabilities	8,985	6,504
Total Liabilities	18,475	14,192
Equity	9,935	9,221
Minority interest
Total Liabilities and Equity	28,410	23,413
Associate’s revenue and profit
Operating income	43,192	38,024
Operating expenses	(41,066)	(36,693)
Other income (expenses)	(338)	(195)
Gain before tax	1,788	1,136
Income tax	(375)	(270)
Income after income taxes	1,413	866
Transbank S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	1,197,305	1,118,388
Non-current assets	120,282	99,060
Total Assets	1,317,587	1,217,448
Current liabilities	1,230,002	1,130,800
Non-current liabilities	2,687	3,981
Total Liabilities	1,232,689	1,134,781
Equity	84,898	82,667
Minority interest
Total Liabilities and Equity	1,317,587	1,217,448
Associate’s revenue and profit
Operating income	821,362	222,912
Operating expenses	(757,773)	(133,128)
Other income (expenses)	(83,001)	(72,143)
Gain before tax	(19,412)	17,641
Income tax	6,973	(4,239)
Income after income taxes	(12,439)	13,402
Administrador Financiero del Transantiago S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	53,741	54,120
Non-current assets	696	592
Total Assets	54,437	54,712
Current liabilities	35,189	34,234
Non-current liabilities	90	1,304
Total Liabilities	35,279	35,538
Equity	19,158	19,174
Minority interest
Total Liabilities and Equity	54,437	54,712
Associate’s revenue and profit
Operating income	4,033	3,707
Operating expenses	(2,182)	(2,224)
Other income (expenses)	296	979
Gain before tax	2,147	2,462
Income tax	(222)	(514)
Income after income taxes	1,925	1,948
Sociedad Imerc OTC S.A. [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	27,628	21,585
Non-current assets	8,013	8,216
Total Assets	35,641	29,801
Current liabilities	21,179	16,789
Non-current liabilities	1,844	533
Total Liabilities	23,023	17,322
Equity	12,609	12,470
Minority interest	9	9
Total Liabilities and Equity	35,641	29,801
Associate’s revenue and profit
Operating income	7,210	6,291
Operating expenses	(6,864)	(5,725)
Other income (expenses)	(5)	179
Gain before tax	341	745
Income tax	31	(267)
Income after income taxes	372	478
Associates [Member]
Investments in Other Companies (Details) - Schedule of total carrying amount of the Bank's associates [Line Items]
Current assets	1,306,548	1,221,945
Non-current assets	157,018	155,572
Total Assets	1,463,566	1,377,517
Current liabilities	1,299,180	1,200,441
Non-current liabilities	14,094	18,295
Total Liabilities	1,313,274	1,218,736
Equity	150,283	158,772
Minority interest	9	9
Total Liabilities and Equity	1,463,566	1,377,517
Associate’s revenue and profit
Operating income	885,380	327,663
Operating expenses	(813,958)	(233,103)
Other income (expenses)	(81,619)	(70,435)
Gain before tax	(10,197)	24,125
Income tax	5,663	(5,480)
Income after income taxes	$ (4,534)	$ 18,645